Pay vs Performance Disclosure - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	¥ (29,081,925)	¥ (306,810,286)	¥ 35,517,634